INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
INCOME TAXES
Schedule of deferred income tax assets

	September 30,
	2024	2025
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	33,358	11,059
Impairment loss	35,215	30,728
Allowance for credit loss	21,360	4,347

Non-current deferred income tax assets	89,933	46,134
Valuation allowances	(89,933)	(46,134)

Net non-current deferred income tax assets	—	—

Schedule of effective income tax rate reconciliation

	Year ended
	September 30,
	2024	2025
	%	%
Statutory rate	25	25
Effect of preferential tax treatment	—	—
Change in valuation allowance	(25)	(25)
Over provision in prior year	—	1

Effective income tax rate	—	1